Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
May 31, 2022
CPR-NPRT1-0722
1.802163.118
Common Stocks - 99.4%
	Shares	Value ($)
Auto Components - 0.4%
Auto Parts & Equipment - 0.4%
Adient PLC (a)	44,600	1,578,394
Automobiles - 11.5%
Automobile Manufacturers - 11.5%
Ferrari NV	8,995	1,753,755
Rivian Automotive, Inc.	9,533	299,336
Tesla, Inc. (a)	60,832	46,126,472
		48,179,563
Building Products - 0.4%
Building Products - 0.4%
The AZEK Co., Inc. (a)	66,741	1,406,233
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	13,800	1,580,514
Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	79,127	3,429,364
Hotels, Restaurants & Leisure - 21.0%
Casinos & Gaming - 3.5%
Caesars Entertainment, Inc. (a)	106,734	5,354,845
Churchill Downs, Inc.	37,474	7,585,862
Penn National Gaming, Inc. (a)	49,161	1,571,186
		14,511,893
Hotels, Resorts & Cruise Lines - 9.8%
Airbnb, Inc. Class A (a)	23,992	2,899,913
Booking Holdings, Inc. (a)	6,618	14,847,880
Hilton Worldwide Holdings, Inc.	78,942	11,119,770
Lindblad Expeditions Holdings (a)	99,095	1,423,004
Marriott International, Inc. Class A	62,703	10,758,581
		41,049,148
Leisure Facilities - 1.2%
Planet Fitness, Inc. (a)	44,152	3,106,976
Vail Resorts, Inc.	8,109	2,045,171
		5,152,147
Restaurants - 6.5%
ARAMARK Holdings Corp.	153,701	5,298,073
Brinker International, Inc. (a)	29,578	897,692
Chipotle Mexican Grill, Inc. (a)	4,709	6,604,608
Domino's Pizza, Inc.	10,828	3,932,405
Dutch Bros, Inc. (b)	37,861	1,421,681
McDonald's Corp.	15,639	3,944,312
Noodles & Co. (a)	192,233	1,268,738
Restaurant Brands International, Inc.	25,947	1,362,533
Ruth's Hospitality Group, Inc.	41,193	759,187
Wingstop, Inc. (b)	19,425	1,547,396
		27,036,625
TOTAL HOTELS, RESTAURANTS & LEISURE		87,749,813
Household Durables - 1.7%
Home Furnishings - 0.3%
Tempur Sealy International, Inc.	51,244	1,351,304
Homebuilding - 1.4%
D.R. Horton, Inc.	38,117	2,864,493
Lennar Corp. Class A	35,881	2,879,450
		5,743,943
TOTAL HOUSEHOLD DURABLES		7,095,247
Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	525	1,194,501
Internet & Direct Marketing Retail - 22.6%
Internet & Direct Marketing Retail - 22.6%
Amazon.com, Inc. (a)	36,798	88,469,379
eBay, Inc.	98,989	4,817,795
Farfetch Ltd. Class A (a)	57,217	513,236
Global-e Online Ltd. (a)	37,884	730,025
		94,530,435
Multiline Retail - 5.0%
Department Stores - 0.1%
Kohl's Corp.	9,478	382,153
General Merchandise Stores - 4.9%
Dollar General Corp.	33,492	7,379,627
Dollar Tree, Inc. (a)	37,257	5,973,415
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	55,882	2,624,778
Target Corp.	28,963	4,688,530
		20,666,350
TOTAL MULTILINE RETAIL		21,048,503
Specialty Retail - 19.9%
Apparel Retail - 6.9%
American Eagle Outfitters, Inc. (b)	65,106	788,434
Aritzia, Inc. (a)	33,256	970,717
Burlington Stores, Inc. (a)	49,365	8,308,130
Ross Stores, Inc.	49,367	4,197,182
TJX Companies, Inc.	206,680	13,138,648
Victoria's Secret & Co. (a)	40,955	1,687,756
		29,090,867
Automotive Retail - 0.1%
Carvana Co. Class A (a)(b)	16,911	497,860
Home Improvement Retail - 10.8%
Floor & Decor Holdings, Inc. Class A (a)	62,169	4,690,029
Lowe's Companies, Inc.	98,208	19,180,022
The Home Depot, Inc.	69,788	21,128,317
		44,998,368
Specialty Stores - 2.1%
Bath & Body Works, Inc.	39,727	1,629,602
Dick's Sporting Goods, Inc. (b)	19,016	1,544,670
Five Below, Inc. (a)	35,852	4,681,913
Sally Beauty Holdings, Inc. (a)	54,100	820,156
		8,676,341
TOTAL SPECIALTY RETAIL		83,263,436
Textiles, Apparel & Luxury Goods - 15.4%
Apparel, Accessories & Luxury Goods - 9.1%
adidas AG	8,096	1,608,413
Capri Holdings Ltd. (a)	249,518	12,161,507
Levi Strauss & Co. Class A	43,936	797,878
lululemon athletica, Inc. (a)	19,230	5,628,429
LVMH Moet Hennessy Louis Vuitton SE	3,119	2,013,708
PVH Corp.	80,454	5,701,775
Ralph Lauren Corp.	15,443	1,561,133
Tapestry, Inc.	247,431	8,536,370
		38,009,213
Footwear - 6.3%
Crocs, Inc. (a)	18,702	1,042,824
Deckers Outdoor Corp. (a)	22,327	5,996,139
NIKE, Inc. Class B	149,543	17,773,186
On Holding AG (b)	41,300	852,845
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,200	835,280
		26,500,274
TOTAL TEXTILES, APPAREL & LUXURY GOODS		64,509,487
TOTAL COMMON STOCKS (Cost $277,931,625)		415,565,490

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	1,986,362	1,986,760
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	6,734,230	6,734,904
TOTAL MONEY MARKET FUNDS (Cost $8,721,664)		8,721,664

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $286,653,289)	424,287,154
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(6,336,332)
NET ASSETS - 100.0%	417,950,822

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	-	17,611,310	15,624,550	432	-	-	1,986,760	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	6,819,964	21,116,160	21,201,220	36,799	-	-	6,734,904	0.0%
Total	6,819,964	38,727,470	36,825,770	37,231	-	-	8,721,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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